NYLIM VP FUNDS TRUST

NYLIM VP Balanced Portfolio
NYLIM VP Conservative Allocation Portfolio
NYLIM VP Equity Allocation Portfolio
NYLIM VP Growth Allocation Portfolio
NYLIM VP Income Builder Portfolio
NYLIM VP Moderate Allocation Portfolio
(each a “Portfolio,” collectively the “Portfolios”)

Supplement dated August 7, 2026 (“Supplement”) to the
Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”)
each dated May 1, 2026

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectuses, Prospectus and SAI.

Effective as of the close of business on August 28, 2026, Amit Soni will no longer serve as a portfolio manager of the Portfolios. All references to Mr. Soni are deleted in their entirety from each Portfolio’s Summary Prospectus, Prospectus and SAI at that time. Other than this change, all other portfolio managers of each Portfolio will remain the same.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE